Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 — Related Party Transactions

Related Party Transactions

The Company’s former CEO is also a shareholder and Director of the Company. The former CEO is a co-founder of a private investment fund, GoldStreet Holdings Limited Partnership (“GoldStreet”).

For the three months period ended March 31, 2022, the Company recorded $10,000 of general and administrative expenses related to GoldStreet for office space. The Company did not record any related party expenses related to GoldStreet for the six month period ended June 30, 2023.

Note 9 — Related Party Transactions

Related Party Transactions — Former CEO

The Company’s former CEO is also a shareholder and Director of the Company.

The former CEO is a co-founder of a private investment fund, GoldStreet Holdings Limited Partnership (“GoldStreet”).

For the year ended December 31, 2022, the Company recorded $10,000 of general and administrative expenses related to GoldStreet for office space. For the year ended December 31, 2021, the Company recorded $34,614 of general and administrative expenses related to GoldStreet for office space and related charges which was included in accounts payable and accrued expenses as of December 31, 2021.

Payables to Shareholder-Founders

At December 31, 2022 and 2021 the Company had a payable to certain shareholder-founders in aggregate amount of $100,500 and $610,500, respectively, for unpaid bonuses of $510,000 at December 31, 2021, and $100,500 for reimbursement of certain expenses at December 31, 2022 and 2021. The services related to the bonus have been rendered and the amounts are recorded as payables to shareholder-founders. During May 2022 the founder-shareholders Carolina Abenante and Mark Grinbaum entered into a new employment and a new consulting agreement, respectively. The agreements revised their respective responsibilities, terms and future compensation. The employment and consulting agreements revised the amounts owed for unpaid bonuses from $510,000 to $0.

This was recorded as a contra-expense to selling, general and administrative expenses.

Employment Agreements

The Company has entered into employment agreements with executive managers. Generally the agreements are “at will” agreements and have a termination benefit of up to three months of salary.

On May 23, 2022, the Company and Carolina Abenante entered into an employment agreement and general release, pursuant to which Ms. Abenante agreed to be employed as Co-Founder, Chief Strategy Officer, Chief Evangelist, Vice Chairperson and Director of the Company. The agreement automatically renews for one year on each anniversary date, unless it is terminated earlier with 30 days’ written notice by either party prior to each renewal. As compensation, the Company agreed to pay Ms. Abenante (i) a base salary at the rate of $255,000 per annum except that for the period of May 16, 2022 through July 15, 2022, Ms. Abenante’s base salary will be $100,000 per year; and (ii) an annual discretionary bonus of 20% of the actual paid base salary.

On May 24, 2022, the Company and Mark Grinbaum entered into a consulting agreement, pursuant to which Mr. Grinbaum agreed to perform services in the role of Co-Founder and Executive Vice President of Financial Products of the Company, which is a part-time non-exclusive position for twelve months. The Company agreed to pay Mr. Grinbaum a base compensation of $90,000 per year.

On May 26, 2022, Mr. Hogan and the Company entered into an employment agreement, pursuant to which Mr. Hogan agreed to be employed as President and Chief Operating Officer of the Company and agreed to act as Interim Chief Executive Officer. The Company agreed to pay Mr. Hogan (i) a base salary of $360,000 per annum; (ii) a discretionary bonus of up to 50% of salary; (iii) an annual award of incentive stock options to purchase 75,000 shares of common stock of the Company at market price; and (iv) one-time incentive bonus of $20,000 to $250,000 to be paid to Mr. Hogan based upon meeting key performance indicators related to media billed on the Company’s platform.